revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Contract assets
Contract assets at beginning of period	$ 913	$ 867	$ 939	$ 898
Net additions arising from operations	370	375	748	728
Amounts billed in the period and thus reclassified to accounts receivable	(421)	(399)	(830)	(789)
Change in impairment allowance, net	(1)	(1)	4	4
Other	1	1	1	2
Contract assets at end of period	862	843	862	843
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	589	564	589	564
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(17)	(15)	(17)	(15)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(119)	(127)	(119)	(127)
Current contract assets	$ 453	$ 422	$ 453	$ 422	$ 465